Business combinations and other significant transactions (Tables)	12 Months Ended
Dec. 31, 2021
Business combinations and other significant transactions
Schedule of detailed information about business combinations

Balance sheet values at the acquisition date of the business combinations realized in 2021 are shown in the following table:

				Portfolio of		Portfolio of
		Aldro	FRI-EL	thirteen		nine			Other
		Energía Y	Biogas	onshore	Dhamma	renewable			acquisitions
	Unión	Soluciones	Holding SpA	wind	Energy	energy	Finproject		and
	Fenosa Gas	SLU	(now EniBioCh4in)	facilities	Group	projects	SpA	Be Power	Businesses	Total

Cash and cash equivalents	42	7	13	41	10	5	21	24		163
Current financial assets				150	29	6		23		208
Other current assets	370	78	23	32	2	7	92	22	6	632
Current assets	412	85	36	223	41	18	113	69	6	1,003
Property, plant and equipment	335		38	423	119	57	35	29	30	1,066
Goodwill	2	168	80	302	120	81	93	728		1,574
Other non-current assets	41	69	15	43	15	25	205	10	13	436
Non-current assets	378	237	133	768	254	163	333	767	43	3,076
TOTAL ASSETS	790	322	169	991	295	181	446	836	49	4,079
Current financial liabilities	35	36	11	79		4	102			267
Other current liabilities	224	37	7	22	4	2	54	30		380
Current liabilities	259	73	18	101	4	6	156	30		647
Non-current financial liabilities	135	7	16	327	140	39	4	38	12	718
Provisions			1	4			1	2		8
Deferred tax liabilities	15	7		62	8	8	35			135
Other non-current liabilities	181	14	1	12		10	2	2	24	246
Non-current liabilities	331	28	18	405	148	57	42	42	36	1,107
TOTAL LIABILITIES	590	101	36	506	152	63	198	72	36	1,754
Equity attributable to Eni	200	221	132	485	140	118	248	764	13	2,321
Non-controlling interest			1		3					4
TOTAL EQUITY	200	221	133	485	143	118	248	764	13	2,325
TOTAL LIABILITIES AND EQUITY	790	322	169	991	295	181	446	836	49	4,079